Significant Accounting Policies - Revenues earned from time and bareboat - Capital Product Partners L.P. (Details) - Capital Product Partners, L.P. ("CPLP") - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2018
Significant Accounting Policies [Line Items]
Bunker Expense	$ 397
Contract Fulfilment Costs				$ 0
Revenue, Remaining Performance Obligation, Amount	371	$ 0
Revenues	161,660,000	$ 132,482,000	$ 128,187,000
Time and bareboat charters
Significant Accounting Policies [Line Items]
Revenues	105,504,000
Voyage charters
Significant Accounting Policies [Line Items]
Revenues	$ 56,156,000